Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 350	$ 415
Tax credit carryforwards	144	119
Inventories	34	30
Stock-based compensation	56	46
Compensation and benefits	143	131
R&D expenditures, capitalized for tax	80	92
Accrued liabilities and other	124	129
Deferred tax assets, gross	931	962
Less: valuation allowance	(337)	(400)
Deferred income tax assets, net	594	562
Unrealized gain on available-for-sale securities	(1)	(9)
Unrealized gain on derivative financial instruments	(4)	0
Property, plant and equipment	(166)	(171)
Intangible assets	(853)	(322)
Deferred income tax liabilities	(1,024)	(502)
Net deferred income tax liabilities	$ (430)
Net deferred income tax assets		$ 60